Property, plant and equipment - Owned assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 3,501,683
Asset impairment charge	71,133	$ 124,788
Value at end of period	4,575,161	3,501,683
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	3,298,360
Value at end of period	4,370,128	3,298,360
Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0
Value at end of period	0	0
Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	169,240
Value at end of period	156,638	169,240
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	34,083
Value at end of period	48,395	34,083
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	6,729,799	6,605,090
Additions	116,918	225,140
Acquired Balances	1,357,547
Disposals and other	199,113	100,431
Transfers		0
Value at end of period	8,005,151	6,729,799
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	6,357,420	4,880,207
Additions	109,922	97,439
Acquired Balances	1,347,754
Disposals and other	199,113	91,338
Transfers		1,471,112
Value at end of period	7,615,983	6,357,420
Cost | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0	1,355,497
Additions	0	123,881
Acquired Balances	0
Disposals and other	0	8,266
Transfers		(1,471,112)
Value at end of period	0	0
Cost | Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	242,459	240,723
Additions	213	2,013
Acquired Balances	0
Disposals and other	0	277
Transfers		0
Value at end of period	242,672	242,459
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	129,920	128,663
Additions	6,783	1,807
Acquired Balances	9,793
Disposals and other	0	550
Transfers		0
Value at end of period	146,496	129,920
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(3,228,116)	(2,950,615)
Disposals and other	(179,808)	(97,604)
Depreciation	321,285	250,317
Asset impairment charge	60,397	124,788
Value at end of period	(3,429,990)	(3,228,116)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(3,059,060)	(2,794,702)
Disposals and other	(179,808)	(96,828)
Depreciation	306,206	236,398
Asset impairment charge	60,397	124,788
Value at end of period	(3,245,855)	(3,059,060)
Accumulated depreciation | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Asset impairment charge	0	0
Value at end of period	0	0
Accumulated depreciation | Ocean vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(73,219)	(61,390)
Disposals and other	0	0
Depreciation	12,815	11,829
Asset impairment charge	0	0
Value at end of period	(86,034)	(73,219)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(95,837)	(94,523)
Disposals and other	0	(776)
Depreciation	2,264	2,090
Asset impairment charge	0	0
Value at end of period	$ (98,101)	$ (95,837)